Principal Group subsidiaries and associated companies	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Principal Group subsidiaries and associated companies
32. Principal Group subsidiaries and associated companies
The following table lists the principal subsidiaries controlled by Novartis, associated companies in which Novartis is deemed to have significant influence, and foundations required to be consolidated under IFRS. It includes all subsidiaries, associated companies and consolidated foundations with total assets or net sales to third parties in excess of USD 25 million. The equity interest percentage shown in the table also represents the share in voting rights in those entities, except where explicitly noted.
As at December 31, 2020			Share capital [1]		Equity interest

Algeria
Société par actions SANDOZ	Algiers	DZD	650.0	m	100%

Argentina
Novartis Argentina S.A.	Buenos Aires	ARS	906.1	m	100%

Australia
Novartis Australia Pty Ltd	Macquarie Park, NSW	AUD	2		100%
Novartis Pharmaceuticals Australia Pty Ltd	Macquarie Park, NSW	AUD	3.8	m	100%
Sandoz Pty Ltd	Macquarie Park, NSW	AUD	11.6	m	100%

Austria
Novartis Austria GmbH	Vienna	EUR	1.0	m	100%
Novartis Pharma GmbH	Vienna	EUR	1.1	m	100%
Sandoz GmbH	Kundl	EUR	32.7	m	100%
EBEWE Pharma Ges.m.b.H Nfg. KG	Unterach am Attersee	EUR	1.0	m	100%

Bangladesh
Novartis (Bangladesh) Limited	Gazipur	BDT	162.5	m	60%

Belgium
Novartis Pharma NV	Vilvoorde	EUR	7.1	m	100%
Sandoz NV	Vilvoorde	EUR	19.2	m	100%
Alcon - Couvreur NV	Puurs	EUR	110.6	m	100%

Bermuda
Novartis Investment Ltd.	Hamilton	USD	12 000		100%
Novartis Securities Investment Ltd.	Hamilton	CHF	30 000		100%
Novartis Finance Services Ltd.	Hamilton	CHF	20 000		100%
Triangle International Reinsurance Limited	Hamilton	CHF	1.0	m	100%
Trinity River Insurance Co Ltd.	Hamilton	USD	370 000		100%

Brazil
Novartis Biociências S.A.	São Paulo	BRL	265.0	m	100%
Sandoz do Brasil Indústria Farmacêutica Ltda.	Cambé, PR	BRL	190.0	m	100%

Canada
Novartis Pharmaceuticals Canada Inc.	Dorval, Quebec	CAD	1.2	m	100%
Sandoz Canada Inc.	Boucherville, Quebec	CAD	80.8	m	100%
Sandoz Manufacturing Inc.	Boucherville, Quebec	CAD	100		100%

Chile
Novartis Chile S.A.	Santiago de Chile	CLP	2.0	bn	100%

China
Beijing Novartis Pharma Co., Ltd.	Beijing	USD	30.0	m	100%
Novartis Pharmaceuticals (HK) Limited	Hong Kong	HKD	200		100%
China Novartis Institutes for BioMedical Research Co., Ltd.	Shanghai	USD	320.0	m	100%
Suzhou Novartis Technical Development Co., Ltd.	Changshu	USD	12.0	m	100%
Shanghai Novartis Trading Ltd.	Shanghai	USD	3.2	m	100%
Sandoz (China) Pharmaceutical Co., Ltd.	Zhongshan	USD	57.6	m	100%

Colombia
Novartis de Colombia S.A.	Santafé de Bogotá	COP	7.9	bn	100%

Croatia
Sandoz d.o.o. farmaceutska industrija	Zagreb	HRK	25.6	m	100%

Czech Republic
Novartis s.r.o.	Prague	CZK	51.5	m	100%
Sandoz s.r.o.	Prague	CZK	44.7	m	100%

Denmark
Novartis Healthcare A/S	Copenhagen	DKK	14.0	m	100%
Sandoz A/S	Copenhagen	DKK	12.0	m	100%

Ecuador
Novartis Ecuador S.A.	Quito	USD	4.0	m	100%

Egypt
Novartis Pharma S.A.E.	Cairo	EGP	193.8	m	99.77%
Sandoz Egypt Pharma S.A.E.	New Cairo City	EGP	250 000		100%

Finland
Novartis Finland Oy	Espoo	EUR	459 000		100%

As at December 31, 2020			Share capital [1]		Equity interest

France
Novartis Groupe France S.A.	Rueil-Malmaison	EUR	903.0	m	100%
Novartis Pharma S.A.S.	Rueil-Malmaison	EUR	43.4	m	100%
Advanced Accelerator Applications S.A.	Saint-Genis-Pouilly	EUR	76 734		99.2%
CELLforCURE	Les Ulis	EUR	4.2	m	100%
Sandoz S.A.S.	Levallois-Perret	EUR	5.4	m	100%

Germany
Novartis Deutschland GmbH	Nuremberg	EUR	155.5	m	100%
Novartis Business Services GmbH	Wehr	EUR	25 000		100%
Novartis Pharma GmbH	Nuremberg	EUR	25.6	m	100%
Novartis Pharma Produktions GmbH	Wehr	EUR	2.0	m	100%
Sandoz International GmbH	Holzkirchen	EUR	100 000		100%
1 A Pharma GmbH	Oberhaching	EUR	26 000		100%
HEXAL AG	Holzkirchen	EUR	93.7	m	100%
Salutas Pharma GmbH	Barleben	EUR	42.1	m	100%
Aeropharm GmbH	Rudolstadt	EUR	26 000		100%

Greece
Novartis (Hellas) S.A.C.I.	Metamorphosis / Athens	EUR	233.9	m	100%

Hungary
Novartis Hungary Healthcare Limited Liability Company	Budapest	HUF	545.6	m	100%
Sandoz Hungary Limited Liability Company	Budapest	HUF	883.0	m	100%

India
Novartis India Limited	Mumbai	INR	123.5	m	70.68%
Novartis Healthcare Private Limited	Mumbai	INR	60.0	m	100%
Sandoz Private Limited	Mumbai	INR	32.0	m	100%

Indonesia
PT. Novartis Indonesia	Jakarta	IDR	7.7	bn	100%

Ireland
Novartis Ireland Limited	Dublin	EUR	25 000		100%
Novartis Integrated Services Limited	Ringaskiddy, County Cork	EUR	100		100%
Novartis Ringaskiddy Limited	Ringaskiddy, County Cork	EUR	2.0	m	100%
Novartis Gene Therapies EU Limited	Dublin	EUR	100		100%

Israel
Novartis Israel Ltd.	Tel Aviv	ILS	1 000		100%

Italy
Novartis Farma S.p.A.	Origgio	EUR	18.2	m	100%
Advanced Accelerator Applications (Italy) S.r.l.	Pozzilli	EUR	119 000		99.2%
Sandoz S.p.A.	Origgio	EUR	1.7	m	100%

Japan
Novartis Pharma K.K.	Tokyo	JPY	6.0	bn	100%
Ciba-Geigy Japan Limited	Tokyo	JPY	8.5	bn	100%
Sandoz K.K.	Tokyo	JPY	100.0	m	100%
Aspen Japan K.K.	Tokyo	JPY	2.2	bn	100%

Latvia
Novartis Baltics SIA	Riga	EUR	3.0	m	100%

Luxembourg
Novartis Investments S.à r.l.	Luxembourg City	USD	100.0	m	100%
Novartis Finance S.A.	Luxembourg City	USD	100 000		100%

Malaysia
Novartis Corporation (Malaysia) Sdn. Bhd.	Kuala Lumpur	MYR	3.3	m	100%

Mexico
Novartis Farmacéutica, S.A. de C.V.	Mexico City	MXN	205.0	m	100%
Sandoz, S.A. de C.V.	Mexico City	MXN	468.2	m	100%

Morocco
Novartis Pharma Maroc SA	Casablanca	MAD	80.0	m	100%

Netherlands
Novartis Netherlands B.V.	Amsterdam	EUR	1.4	m	100%
Novartis Pharma B.V.	Amsterdam	EUR	4.5	m	100%
IDB Holland BV	Baarle-Nassau	EUR	18 000		99.2%
Sandoz B.V.	Almere	EUR	907 560		100%

New Zealand
Novartis New Zealand Ltd	Auckland	NZD	820 000		100%

As at December 31, 2020			Share capital [1]		Equity interest

Norway
Novartis Norge AS	Oslo	NOK	1.5	m	100%

Pakistan
Novartis Pharma (Pakistan) Limited	Karachi	PKR	6.7	bn	99.99%

Panama
Novartis Pharma (Logistics), Inc.	Panama City	USD	10 000		100%

Peru
Novartis Biosciences Perú S.A.	Lima	PEN	6.1	m	100%

Philippines
Novartis Healthcare Philippines, Inc.	Makati City	PHP	298.8	m	100%
Sandoz Philippines Corporation	Makati City	PHP	30.0	m	100%

Poland
Novartis Poland Sp. z o.o.	Warsaw	PLN	44.2	m	100%
Sandoz Polska Sp. z o.o.	Warsaw	PLN	25.6	m	100%
Lek S.A.	Strykow	PLN	11.4	m	100%

Portugal
Novartis Portugal, S.G.P.S., Lda.	Porto Salvo	EUR	500 000		100%
Novartis Farma - Produtos Farmacêuticos, S.A.	Porto Salvo	EUR	2.4	m	100%
Sandoz Farmacêutica, Lda.	Porto Salvo	EUR	499 900		100%

Romania
Novartis Pharma Services Romania S.R.L.	Bucharest	RON	3.0	m	100%
Sandoz S.R.L.	Targu-Mures	RON	105.2	m	100%

Russian Federation
Novartis Pharma LLC	Moscow	RUB	20.0	m	100%
Novartis Neva LLC	St. Petersburg	RUB	500.0	m	100%
ZAO Sandoz	Moscow	RUB	57.4	m	100%

Saudi Arabia
Novartis Saudi Ltd.	Riyadh	SAR	30.0	m	100%

Singapore
Novartis (Singapore) Pte Ltd.	Singapore	SGD	100 000		100%
Novartis Singapore Pharmaceutical Manufacturing Pte Ltd	Singapore	SGD	45.0	m	100%
Novartis Asia Pacific Pharmaceuticals Pte Ltd	Singapore	SGD	39.0	m	100%

Slovakia
Novartis Slovakia s.r.o.	Bratislava	EUR	2.0	m	100%

Slovenia
Lek Pharmaceuticals d.d.	Ljubljana	EUR	48.4	m	100%
Sandoz Pharmaceuticals d.d.	Ljubljana	EUR	1.5	m	100%

South Africa
Novartis South Africa (Pty) Ltd	Midrand	ZAR	86.3	m	100%
Sandoz South Africa (Pty) Ltd	Kempton Park	ZAR	3.0	m	100%

South Korea
Novartis Korea Ltd.	Seoul	KRW	24.5	bn	98.55%

Spain
Novartis Farmacéutica, S.A.	Barcelona	EUR	63.0	m	100%
Advanced Accelerator Applications Iberica, S.L.U.	Barcelona	EUR	22.6	m	99.2%
Catalana de Dispensacion sau (Cadisa)	Esplugues de Llobregat	EUR	450 750		99.2%
Sandoz Farmacéutica S.A.	Madrid	EUR	270 450		100%
Sandoz Industrial Products S.A.	Les Franqueses del Vallés / Barcelona	EUR	9.3	m	100%
Alcon Cusi, S.A.	El Masnou / Barcelona	EUR	10.1	m	100%
Abadia Retuerta S.A.	Sardón de Duero / Valladolid	EUR	6.0	m	100%

Sweden
Novartis Sverige AB	Stockholm	SEK	5.0	m	100%

Switzerland
Novartis International AG	Basel	CHF	10.0	m	100%
Novartis Holding AG	Basel [3]	CHF	100.2	m	100%
Novartis International Pharmaceutical Investment AG	Basel	CHF	100 000		100%
Novartis Bioventures AG	Basel	CHF	100 000		100%
Novartis Forschungsstiftung	Basel [4]	--	--		--
Novartis Stiftung für Kaderausbildung	Basel [4]	--	--		--
Novartis Mitarbeiterbeteiligungsstiftung	Basel [4]	--	--		--
Novartis Stiftung für Mensch und Umwelt	Basel [4]	--	--		--
Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung	Basel [4]	--	--		--
Novartis Overseas Investments AG	Basel	CHF	1.0	m	100%
Japat AG	Basel	CHF	50 000		100%
Novartis Pharma AG	Basel [3]	CHF	350.0	m	100%
Novartis Pharma Services AG	Basel	CHF	20.0	m	100%
Novartis Pharma Schweizerhalle AG	Muttenz	CHF	18.9	m	100%
Novartis Pharma Stein AG	Stein	CHF	251 000		100%
Novartis Pharma Schweiz AG	Risch	CHF	5.0	m	100%
Novartis Ophthalmics AG	Fribourg	CHF	100 000		100%
Advanced Accelerator Applications International SA	Geneva	CHF	9.3	m	99.2%
Sandoz AG	Basel	CHF	5.0	m	100%
Sandoz Pharmaceuticals AG	Risch	CHF	100 000		100%
Roche Holding AG	Basel	CHF	160.0	m	33%/6% [2]

As at December 31, 2020			Share capital [1]		Equity interest

Taiwan
Novartis (Taiwan) Co., Ltd.	Taipei	TWD	170.0	m	100%

Thailand
Novartis (Thailand) Limited	Bangkok	THB	302.0	m	100%

Turkey
Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.	Istanbul	TRY	98.0	m	100%
Farmanova Saglik Hizmetleri Ltd. Sti.	Istanbul	TRY	6.7	m	100%
Sandoz Ilaç Sanayi ve Ticaret A.S.	Istanbul	TRY	265.0	m	99.99%
Sandoz Grup Saglik Ürünleri Ilaçlari Sanayi ve Ticaret A.S.	Gebze - Kocaeli	TRY	50.0	m	100%

Ukraine
Sandoz Ukraine LLC	Kyiv	UAH	8.0	m	100%

United Arab Emirates
Novartis Middle East FZE	Dubai	AED	7.0	m	100%

United Kingdom
Novartis UK Limited	London	GBP	25.5	m	100%
Novartis Pharmaceuticals UK Limited	London	GBP	5.4	m	100%
Novartis Grimsby Limited	London	GBP	250.0	m	100%
Advanced Accelerator Applications (UK & Ireland)	London	GBP	100		99.2%
Neutec Pharma Limited	London	GBP	7.7	m	100%
Ziarco Group Limited	London	GBP	3 904		100%
Sandoz Limited	Frimley / Camberley	GBP	2.0	m	100%
Coalesce Product Development Limited	Cambridge, Cambs	GBP	6.0	m	40%

United States of America
Novartis Corporation	East Hanover, NJ	USD	72.2	m	100%
Novartis Finance Corporation	East Hanover, NJ [3]	USD	1 000		100%
Novartis Capital Corporation	East Hanover, NJ	USD	1		100%
Novartis Services, Inc.	East Hanover, NJ	USD	1		100%
Novartis US Foundation	East Hanover, NJ [4]	--	--		--
Novartis Pharmaceuticals Corporation	East Hanover, NJ [3]	USD	650		100%
Advanced Accelerator Applications USA, Inc.	Millburn, NJ	USD	1		99.2%
Novartis Gene Therapies, Inc.	Bannockburn, IL	USD	1		100%
Novartis Technology LLC	East Hanover, NJ	--	--		--
Novartis Institutes for BioMedical Research, Inc.	Cambridge, MA	USD	1		100%
Novartis Optogenetics Research, Inc.	East Hanover, NJ	USD	1		100%
CoStim Pharmaceuticals Inc.	Cambridge, MA	USD	1		100%
Endocyte, Inc.	East Hanover, NJ	USD	1		100%
Navigate BioPharma Services, Inc.	Carlsbad, CA	USD	1		100%
The Medicines Company	East Hanover, NJ	USD	1 000		100%
Sandoz Inc.	Princeton, NJ	USD	25 000		100%
Amblyotech Inc.	East Hanover, NJ	USD	50		100%
Oriel Therapeutics, Inc.	Durham, NC	USD	50.0	m	100%
Fougera Pharmaceuticals Inc.	Melville, NY	USD	1		100%
Eon Labs, Inc.	Princeton, NJ	USD	1		100%
Novartis Vaccines and Diagnostics, Inc.	East Hanover, NJ	USD	3		100%

Venezuela
Novartis de Venezuela, S.A.	Caracas	VES	14		100%

Vietnam
Novartis Vietnam Company Limited	Ho Chi Minh City	VND	70	bn	100%

In addition, the Group is represented by subsidiaries and associated companies with total assets or net sales to third parties below USD 25 million in the following countries: Bosnia and Herzegovina, Bulgaria, Dominican Republic, Guatemala, Kenya, Kuwait, North Macedonia, Nigeria, Puerto Rico and Uruguay

[1] Share capital may not reflect the taxable share capital and does not include any paid-in surplus.
[2] Approximately 33.3% of voting shares; approximately 6.2% of total net income and equity attributable to Novartis.
[3] Significant subsidiary under SEC Regulation S-X Rule 1-02(w)
[4] Fully consolidated Foundation
m = million; bn = billion